UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4894
                                   --------

                            Franklin Managed Trust
                            ----------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
           (Address of  principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 9/30/03
                          -------

Item 1. Reports to Stockholders.

                                                          September 30, 2003

[PHOTO OMITTED]                             A series of Franklin Managed Trust


        ANNUAL REPORT AND SHAREHOLDER LETTER

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                FRANKLIN
          RISING DIVIDENDS FUND                        Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.

[PHOTO OMITTED]

                                 [LOGO OMITTED]
                         FRANKLIN TEMPLETON INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              Gain From Our Perspective


                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                              MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                              That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[PHOTO OMITTED]

Not part of the annual report

                               Contents

SHAREHOLDER LETTER                   1


ANNUAL REPORT

Franklin Rising Dividends Fund .............     3

Performance Summary ........................     7

Financial Highlights and
Statement of Investments ...................    12

Financial Statements .......................    18

Notes to Financial Statements ..............    22

Independent Auditors' Report ...............    27

Tax Designation ............................    28

Board Members and Officers .................    29

Proxy Voting Policies and Procedures .......    33

--------------------------------------------------------------------------------

Annual Report

FRANKLIN RISING DIVIDENDS FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital is also an important consideration. The Fund primarily invests in equity securities of companies that have paid consistently rising dividends over the past 10 years.


This annual report for Franklin Rising Dividends Fund covers the fiscal year ended September 30, 2003.


PERFORMANCE OVERVIEW

Franklin Rising Dividends Fund - Class A delivered a +18.98% cumulative total return for the 12-month period ended September 30, 2003, as shown in the Performance Summary beginning on page 7. The Fund underperformed its benchmark, the Russell Midcap(R) Value Index, which posted a 28.30% return for the same period.1 Please note that the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

ECONOMIC AND MARKET OVERVIEW

During the fiscal year ended September 30, 2003, the U.S. economy expanded within a relatively muted inflation environment, despite rising energy and health care costs. Gross domestic product (GDP) grew at annualized rates of 1.4% in fourth quarter 2002 and first quarter 2003, 3.3% in the second quarter, and an estimated 7.2% in the third quarter. Much of the momentum resulted from surging government defense spending and the stalwart consumer, whose steady participation in retail, vehicle and home sales was supported by tax cuts, cash raised through aggressive mortgage borrowing, and increasingly attractive price discounting and financing. Indeed, consumers' contribution to economic output, which historically accounts for about two-thirds of GDP, rose to a record 70% in 2003's second quarter. Business spending began to pick up in 2003 as businesses


1. Source: Standard & Poor's Micropal. The Russell Midcap Value Index is market capitalization-weighted and measures performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                               Annual Report | 3
sought to upgrade or replace aging computer hardware and software. Slowly improving activity, profitability and cash flow accompanied by substantial new tax depreciation benefits also enticed businesses to spend more.

An accommodative Federal Reserve Board, in an attempt to bolster the sluggish economy, continued to cut interest rates during the year under review. The federal funds target rate fell from 1.75% at the beginning of the reporting period to 1.00% by period-end. Additionally, the U.S. government injected fiscal stimulus into the economy, approving another round of tax cuts and rebates that included dividend and capital gains tax reductions. However, with unemployment hovering above 6% and with little new job creation, continued economic recovery was not assured.

On a brighter note, U.S. equity markets, which often serve as a leading indicator of economic recovery, rallied from 2003's second quarter into September. Overall, during the Fund's fiscal year stock markets sank and rose seemingly in response to war news, improving corporate earnings and profit margins, and mixed unemployment and production data. For the 12-month reporting period, broad equity indexes posted double-digit gains.

INVESTMENT STRATEGY

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening procedures, requiring consistent and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

MANAGER'S DISCUSSION

Significant positive contributors to the Fund's return came from a variety of sectors. Family Dollar Stores, from the retail trade sector, was the largest positive contributor to the Fund's total return. Family Dollar has also increased its dividend for 27 consecutive years, including a 15% increase in 2003. Diebold, which manufactures and services automated teller machines, alarm monitoring systems and voting machines, helped performance among our electronic technology holdings.

[BEGIN SIDEBAR]
PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 9/30/03

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Finance                                        34.3%
Producer Manufacturing                         18.2%
Health Technology                              11.7%
Consumer Non-Durables                          10.0%
Process Industries                              5.1%
Retail Trade                                    4.8%
Consumer Durables                               3.7%
Technology Services                             3.2%
Non-Energy Minerals                             2.9%
Electronic Technology                           2.3%
Commercial Services                             0.3%
Energy Minerals                                 0.3%
Short-Term Investments & Other Net Assets       3.2%
[END SIDEBAR]

4 |  Annual Report

Diebold has increased its dividend for 50 consecutive years. Washington Mutual, a nationwide mortgage lender, led our finance holdings. Washington Mutual has also increased its dividend every quarter since fourth quarter 1995, and its most recent quarterly dividend rose 33% over the previous quarter. Elsewhere, the Fund's return was aided by our investments in Alberto-Culver, the personal care and household products manufacturer that has increased its dividend in each of the last 19 years; mortgage lender Fannie Mae, which has a 17-year track record of dividend increases; General Electric, which has increased its dividend for 27 years; and fluid systems and equipment maker Graco, our best-performing stock among producer manufacturing companies, which also increased its dividend by 13% early in the Fund's fiscal year.

Despite the Fund's double-digit total returns, several stocks in the portfolio declined during the year. Superior Industries International, a manufacturer of automobile wheels, was our most disappointing holding. However, Superior has 20 years of dividend increases including a 10% increase this year. The stock of Myers Industries, which makes plastic and rubber containers and component parts, also fell in value over the year. Pfizer was a new position this year, but has yet to produce any gains for the Fund. Pfizer has 36 years of dividend increases, including a 15% increase early in the Fund's fiscal year. Teleflex and Bemis also hampered the Fund's performance, though both have increased their dividends for 20 or more consecutive years.

We added five new positions to the portfolio during the year because they met our investment criteria, most notably a history of consistently rising dividends. Erie Indemnity is the management company for the Erie Insurance Exchange, a personal and small commercial property and casualty insurer. Peoples Bancorp is a small capitalization bank holding company based in southeastern Ohio. We also added the aforementioned Pfizer, the largest pharmaceutical company by market capitalization; Praxair, a supplier of industrial gases; and Procter & Gamble, the top U.S. maker of household products.

We eliminated two holdings during the year. We sold Pall, which cut its dividend in 2002, and a very small position in Wallace Computer Services, most of which we had sold in the previous fiscal year.

Our 10 largest positions on September 30, 2003, represented 39.4% of the Fund's total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends

[BEGIN SIDEBAR]
TOP 10 EQUITY HOLDINGS
9/30/03

----------------------------------------------
  COMPANY                           % OF TOTAL
  SECTOR/INDUSTRY                   NET ASSETS
----------------------------------------------
  Fannie Mae                            4.4%
   FINANCE
----------------------------------------------
  Washington Mutual Inc.                4.2%
   FINANCE
----------------------------------------------
  Old Republic International Corp.      4.0%
   FINANCE
----------------------------------------------
  American International Group Inc.     4.0%
   FINANCE
----------------------------------------------
  Pfizer Inc.                           4.0%
   HEALTH TECHNOLOGY
----------------------------------------------
  Hillenbrand Industries Inc.           3.8%
   HEALTH TECHNOLOGY
----------------------------------------------
  Family Dollar Stores Inc.             3.8%
   RETAIL TRADE
----------------------------------------------
  Procter & Gamble Co.                  3.8%
   CONSUMER NON-DURABLES
----------------------------------------------
  General Electric Co.                  3.8%
   PRODUCER MANUFACTURING
----------------------------------------------
  Alberto-Culver Co., A                 3.6%
   CONSUMER NON-DURABLES
----------------------------------------------

                                                               Annual Report | 5

26 years in a row and by 272% in the past 10 years. Their most recent year-over-year dividend increases averaged 20% with a yield of 1.9% on September 30, 2003, and a dividend payout ratio of 27% based on estimates of calendar 2003 operating earnings. The average price/earnings ratio was 16.2 times 2003 estimates versus 18.6 for that of the unmanaged Standard & Poor's 500 (S&P 500) Composite Index on the same date.(2)


/S/ DONALD G. TAYLOR

[PHOTO OMITTED - DONALD G. TAYLOR]
Donald G. Taylor
Senior Portfolio Manager
Franklin Rising Dividends Fund


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2003, THE END OF THE REPORTING PERIOD. THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

6 |  Annual Report

Performance Summary as of 9/30/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------
  CLASS A                                     CHANGE   9/30/03   9/30/02
---------------------------------------------------------------------------
  Net Asset Value (NAV)                       +$4.17    $27.04    $22.87
---------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
---------------------------------------------------------------------------
  Dividend Income                  $0.0671
---------------------------------------------------------------------------
  Long-Term Capital Gain           $0.0885
---------------------------------------------------------------------------
     Total                         $0.1556
---------------------------------------------------------------------------
  CLASS B                                     CHANGE   9/30/03   9/30/02
---------------------------------------------------------------------------
  Net Asset Value (NAV)                       +$4.06    $26.81    $22.75
---------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
---------------------------------------------------------------------------
  Dividend Income                  $0.0128
---------------------------------------------------------------------------
  Long-Term Capital Gain           $0.0885
---------------------------------------------------------------------------
     Total                         $0.1013
---------------------------------------------------------------------------
  CLASS C                                     CHANGE   9/30/03   9/30/02
---------------------------------------------------------------------------
  Net Asset Value (NAV)                       +$4.05    $26.77    $22.72
---------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
---------------------------------------------------------------------------
  Dividend Income                  $0.0112
---------------------------------------------------------------------------
  Long-Term Capital Gain           $0.0885
---------------------------------------------------------------------------
     Total                         $0.0997
---------------------------------------------------------------------------
  CLASS R                                     CHANGE   9/30/03   9/30/02
---------------------------------------------------------------------------
  Net Asset Value (NAV)                       +$4.14    $26.98    $22.84
---------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
---------------------------------------------------------------------------
  Dividend Income                  $0.0749
---------------------------------------------------------------------------
  Long-Term Capital Gain           $0.0885
---------------------------------------------------------------------------
     Total                         $0.1634
---------------------------------------------------------------------------

Franklin Rising Dividends Fund paid distributions derived from long-term capital gains of 8.85 cents ($0.0885) per share in December 2002. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

         Annual Report | Past performance does not guarantee future results. | 7

PERFORMANCE

--------------------------------------------------------------------------------
  CLASS A                             1-YEAR       5-YEAR        10-YEAR
--------------------------------------------------------------------------------
  Cumulative Total Return(1)          +18.98%      +58.21%       +184.01%
---------------------------------------------------------------------------
  Average Annual Total Return(2)      +12.12%       +8.32%        +10.35%
---------------------------------------------------------------------------
  Value of $10,000 Investment(3)      $11,212      $14,914        $26,770
--------------------------------------------------------------------------------
  CLASS B                             1-YEAR       3-YEAR    INCEPTION (1/1/99)
--------------------------------------------------------------------------------
  Cumulative Total Return(1)          +18.33%      +39.72%        +29.62%
--------------------------------------------------------------------------------
  Average Annual Total Return(2)      +14.33%      +10.99%         +5.27%
---------------------------------------------------------------------------
  Value of $10,000 Investment(3)      $11,433      $13,672        $12,762
--------------------------------------------------------------------------------
  CLASS C                             1-YEAR       5-YEAR    INCEPTION (5/1/95)
--------------------------------------------------------------------------------
  Cumulative Total Return(1)          +18.30%      +53.92%       +164.11%
---------------------------------------------------------------------------
  Average Annual Total Return(2)      +16.13%       +8.79%        +12.09%
--------------------------------------------------------------------------------
  Value of $10,000 Investment(3)      $11,613      $15,236        $26,140
--------------------------------------------------------------------------------
  CLASS R                                          1-YEAR    INCEPTION (1/1/02)
--------------------------------------------------------------------------------
  Cumulative Total Return(1)                       +18.91%        +10.46%
---------------------------------------------------------------------------
  Average Annual Total Return(2)                   +17.91%         +5.88%
---------------------------------------------------------------------------
  Value of $10,000 Investment(3)                   $11,791        $11,046
--------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

8 | Past performance does not guarantee future results. | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
  CLASS A                     9/30/03
----------------------------------------
  1-Year                      +12.12%
----------------------------------------
  5-Year                       +8.32%
----------------------------------------
  10-Year                     +10.35%
----------------------------------------

CLASS A (10/1/93-9/30/03)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          FRANKLIN RISING
          DIVIDENDS FUND -      RUSSELL MIDCAP
DATE          CLASS A           VALUE INDEX(4)       CPI(4)

10/1/93        $9,426               $10,000         $10,000
10/31/93       $9,560                $9,887         $10,041
11/30/93       $9,316                $9,658         $10,048
12/31/93       $9,420                $9,977         $10,048
1/31/94        $9,549               $10,268         $10,076
2/28/94        $9,199               $10,085         $10,110
3/31/94        $8,750                $9,694         $10,145
4/30/94        $8,762                $9,837         $10,159
5/31/94        $8,879                $9,850         $10,165
6/30/94        $8,860                $9,669         $10,200
7/31/94        $8,940               $10,055         $10,227
8/31/94        $9,324               $10,428         $10,269
9/30/94        $9,107               $10,102         $10,296
10/31/94       $9,070               $10,094         $10,303
11/30/94       $8,846                $9,648         $10,317
12/31/94       $8,933                $9,764         $10,317
1/31/95        $9,164               $10,040         $10,358
2/28/95        $9,439               $10,547         $10,400
3/31/95        $9,643               $10,745         $10,434
4/30/95        $9,712               $10,973         $10,469
5/31/95       $10,064               $11,414         $10,489
6/30/95       $10,174               $11,677         $10,510
7/31/95       $10,420               $12,084         $10,510
8/31/95       $10,584               $12,321         $10,538
9/30/95       $10,957               $12,603         $10,558
10/31/95      $10,856               $12,357         $10,593
11/30/95      $11,413               $13,033         $10,586
12/31/95      $11,635               $13,176         $10,579
1/31/96       $11,871               $13,496         $10,641
2/29/96       $12,017               $13,624         $10,675
3/31/96       $11,991               $13,912         $10,731
4/30/96       $11,946               $14,030         $10,772
5/31/96       $12,286               $14,164         $10,793
6/30/96       $12,408               $14,179         $10,799
7/31/96       $12,009               $13,505         $10,820
8/31/96       $12,286               $14,071         $10,841
9/30/96       $12,911               $14,588         $10,875
10/31/96      $13,304               $14,972         $10,910
11/30/96      $14,226               $15,911         $10,930
12/31/96      $14,359               $15,845         $10,930
1/31/97       $14,641               $16,343         $10,965
2/28/97       $15,039               $16,620         $10,999
3/31/97       $14,571               $16,115         $11,027
4/30/97       $14,936               $16,521         $11,041
5/31/97       $16,072               $17,495         $11,034
6/30/97       $16,642               $18,144         $11,048
7/31/97       $18,064               $19,492         $11,061
8/31/97       $17,691               $19,264         $11,082
9/30/97       $18,604               $20,459         $11,110
10/31/97      $18,148               $19,837         $11,137
11/30/97      $18,583               $20,506         $11,130
12/31/97      $19,005               $21,291         $11,116
1/31/98       $18,919               $20,877         $11,137
2/28/98       $20,423               $22,272         $11,158
3/31/98       $20,985               $23,419         $11,178
4/30/98       $20,899               $23,288         $11,199
5/31/98       $20,099               $22,744         $11,220
6/30/98       $19,832               $22,817         $11,234
7/31/98       $19,158               $21,660         $11,247
8/31/98       $16,115               $18,614         $11,261
9/30/98       $16,920               $19,700         $11,275
10/31/98      $18,712               $20,976         $11,303
11/30/98      $19,388               $21,713         $11,303
12/31/98      $20,150               $22,373         $11,296
1/31/99       $19,089               $21,852         $11,323
2/28/99       $18,412               $21,371         $11,337
3/31/99       $18,295               $21,676         $11,371
4/30/99       $19,711               $23,729         $11,454
5/31/99       $19,917               $23,828         $11,454
6/30/99       $20,638               $24,100         $11,454
7/31/99       $20,303               $23,497         $11,489
8/31/99       $19,452               $22,685         $11,516
9/30/99       $18,323               $21,537         $11,571
10/31/99      $18,486               $22,172         $11,592
11/30/99      $18,263               $21,765         $11,599
12/31/99      $18,078               $22,348         $11,599
1/31/00       $17,216               $21,012         $11,633
2/29/00       $17,160               $20,133         $11,702
3/31/00       $18,626               $22,574         $11,799
4/30/00       $18,542               $22,664         $11,806
5/31/00       $18,851               $23,053         $11,819
6/30/00       $17,822               $22,194         $11,881
7/31/00       $17,653               $22,713         $11,909
8/31/00       $18,677               $24,105         $11,909
9/30/00       $18,863               $24,336         $11,971
10/31/00      $19,324               $24,799         $11,992
11/30/00      $19,635               $24,476         $11,999
12/31/00      $21,509               $26,635         $11,992
1/31/01       $21,878               $26,538         $12,068
2/28/01       $21,764               $26,426         $12,116
3/31/01       $21,366               $25,694         $12,143
4/30/01       $22,445               $27,106         $12,192
5/31/01       $23,240               $27,876         $12,247
6/30/01       $23,298               $27,504         $12,267
7/31/01       $23,782               $27,394         $12,233
8/31/01       $23,639               $26,894         $12,233
9/30/01       $21,579               $24,327         $12,288
10/31/01      $21,911               $24,457         $12,247
11/30/01      $23,432               $26,169         $12,226
12/31/01      $24,329               $27,254         $12,178
1/31/02       $24,888               $27,529         $12,205
2/28/02       $25,517               $27,977         $12,254
3/31/02       $26,797               $29,407         $12,323
4/30/02       $27,131               $29,387         $12,391
5/31/02       $26,964               $29,343         $12,391
6/30/02       $26,006               $28,033         $12,398
7/31/02       $24,345               $25,289         $12,412
8/31/02       $24,699               $25,583         $12,453
9/30/02       $22,500               $23,000         $12,474
10/31/02      $23,572               $23,731         $12,495
11/30/02      $24,330               $25,225         $12,495
12/31/02      $23,899               $24,625         $12,467
1/31/03       $22,979               $23,943         $12,522
2/28/03       $22,543               $23,546         $12,619
3/31/03       $22,533               $23,627         $12,695
4/30/03       $24,424               $25,423         $12,667
5/31/03       $25,582               $27,661         $12,646
6/30/03       $25,632               $27,854         $12,660
7/31/03       $26,572               $28,720         $12,674
8/31/03       $26,919               $29,740         $12,722
9/30/03       $26,770               $29,509         $12,764

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
  CLASS B                     9/30/03
----------------------------------------
  1-Year                      +14.33%
----------------------------------------
  3-Year                      +10.99%
----------------------------------------
  Since Inception (1/1/99)     +5.27%
----------------------------------------

CLASS B (1/1/99-9/30/03)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          FRANKLIN RISING
          DIVIDENDS FUND -      RUSSELL MIDCAP
DATE          CLASS B           VALUE INDEX(4)       CPI(4)

1/1/99        $10,000               $10,000         $10,000
1/31/99        $9,473                $9,767         $10,024
2/28/99        $9,133                $9,552         $10,037
3/31/99        $9,075                $9,689         $10,067
4/30/99        $9,774               $10,606         $10,140
5/31/99        $9,867               $10,651         $10,140
6/30/99       $10,222               $10,772         $10,140
7/31/99       $10,051               $10,502         $10,171
8/31/99        $9,625               $10,139         $10,195
9/30/99        $9,063                $9,626         $10,244
10/31/99       $9,140                $9,910         $10,262
11/30/99       $9,024                $9,728         $10,268
12/31/99       $8,930                $9,989         $10,268
1/31/00        $8,498                $9,392         $10,299
2/29/00        $8,471                $8,999         $10,360
3/31/00        $9,194               $10,090         $10,445
4/30/00        $9,147               $10,130         $10,451
5/31/00        $9,291               $10,304         $10,464
6/30/00        $8,780                $9,920         $10,519
7/31/00        $8,692               $10,152         $10,543
8/31/00        $9,194               $10,774         $10,543
9/30/00        $9,278               $10,878         $10,598
10/31/00       $9,506               $11,084         $10,616
11/30/00       $9,650               $10,940         $10,622
12/31/00      $10,570               $11,905         $10,616
1/31/01       $10,747               $11,862         $10,683
2/28/01       $10,682               $11,811         $10,726
3/31/01       $10,481               $11,484         $10,750
4/30/01       $11,008               $12,116         $10,793
5/31/01       $11,390               $12,460         $10,842
6/30/01       $11,416               $12,294         $10,860
7/31/01       $11,644               $12,244         $10,830
8/31/01       $11,574               $12,021         $10,830
9/30/01       $10,556               $10,874         $10,879
10/31/01      $10,720               $10,932         $10,842
11/30/01      $11,452               $11,697         $10,824
12/31/01      $11,894               $12,182         $10,781
1/31/02       $12,159               $12,305         $10,805
2/28/02       $12,457               $12,505         $10,848
3/31/02       $13,083               $13,144         $10,909
4/30/02       $13,237               $13,135         $10,970
5/31/02       $13,146               $13,115         $10,970
6/30/02       $12,679               $12,530         $10,976
7/31/02       $11,860               $11,303         $10,988
8/31/02       $12,029               $11,435         $11,025
9/30/02       $10,955               $10,280         $11,043
10/31/02      $11,470               $10,607         $11,062
11/30/02      $11,836               $11,275         $11,062
12/31/02      $11,619               $11,007         $11,037
1/31/03       $11,174               $10,702         $11,086
2/28/03       $10,952               $10,524         $11,171
3/31/03       $10,947               $10,560         $11,239
4/30/03       $11,861               $11,363         $11,214
5/31/03       $12,412               $12,364         $11,196
6/30/03       $12,431               $12,450         $11,208
7/31/03       $12,881               $12,837         $11,220
8/31/03       $13,045               $13,293         $11,263
9/30/03       $12,762               $13,189         $11,300


         Annual Report | Past performance does not guarantee future results. | 9

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
  CLASS C                     9/30/03
----------------------------------------
  1-Year                      +16.13%
----------------------------------------
  5-Year                       +8.79%
----------------------------------------
  Since Inception (5/1/95)    +12.09%
----------------------------------------

CLASS C (5/1/95-9/30/03)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          FRANKLIN RISING
          DIVIDENDS FUND -      RUSSELL MIDCAP
DATE          CLASS C           VALUE INDEX(4)       CPI(4)

5/1/95         $9,897               $10,000        $10,000
5/31/95       $10,282               $10,402        $10,020
6/30/95       $10,390               $10,642        $10,039
7/31/95       $10,635               $11,013        $10,039
8/31/95       $10,796               $11,229        $10,066
9/30/95       $11,169               $11,486        $10,086
10/31/95      $11,059               $11,262        $10,119
11/30/95      $11,622               $11,878        $10,112
12/31/95      $11,842               $12,008        $10,105
1/31/96       $12,076               $12,300        $10,165
2/29/96       $12,219               $12,417        $10,197
3/31/96       $12,184               $12,679        $10,250
4/30/96       $12,125               $12,787        $10,290
5/31/96       $12,471               $12,909        $10,309
6/30/96       $12,591               $12,922        $10,316
7/31/96       $12,180               $12,308        $10,336
8/31/96       $12,461               $12,824        $10,355
9/30/96       $13,086               $13,295        $10,388
10/31/96      $13,479               $13,645        $10,421
11/30/96      $14,402               $14,501        $10,441
12/31/96      $14,533               $14,441        $10,441
1/31/97       $14,818               $14,894        $10,474
2/28/97       $15,209               $15,147        $10,507
3/31/97       $14,735               $14,686        $10,533
4/30/97       $15,090               $15,057        $10,546
5/31/97       $16,235               $15,944        $10,540
6/30/97       $16,809               $16,536        $10,553
7/31/97       $18,228               $17,764        $10,566
8/31/97       $17,850               $17,557        $10,586
9/30/97       $18,761               $18,645        $10,612
10/31/97      $18,293               $18,079        $10,639
11/30/97      $18,719               $18,689        $10,632
12/31/97      $19,143               $19,404        $10,619
1/31/98       $19,048               $19,027        $10,639
2/28/98       $20,552               $20,298        $10,658
3/31/98       $21,114               $21,343        $10,678
4/30/98       $21,019               $21,224        $10,698
5/31/98       $20,204               $20,728        $10,718
6/30/98       $19,926               $20,794        $10,731
7/31/98       $19,238               $19,740        $10,744
8/31/98       $16,174               $16,964        $10,757
9/30/98       $16,983               $17,954        $10,770
10/31/98      $18,764               $19,117        $10,797
11/30/98      $19,437               $19,789        $10,797
12/31/98      $20,188               $20,390        $10,790
1/31/99       $19,120               $19,915        $10,816
2/28/99       $18,439               $19,477        $10,829
3/31/99       $18,312               $19,755        $10,862
4/30/99       $19,718               $21,626        $10,941
5/31/99       $19,908               $21,716        $10,941
6/30/99       $20,622               $21,964        $10,941
7/31/99       $20,277               $21,414        $10,974
8/31/99       $19,422               $20,674        $11,001
9/30/99       $18,289               $19,628        $11,053
10/31/99      $18,435               $20,207        $11,073
11/30/99      $18,202               $19,836        $11,080
12/31/99      $18,014               $20,368        $11,080
1/31/00       $17,142               $19,149        $11,113
2/29/00       $17,095               $18,349        $11,178
3/31/00       $18,550               $20,573        $11,271
4/30/00       $18,465               $20,655        $11,277
5/31/00       $18,756               $21,010        $11,290
6/30/00       $17,723               $20,227        $11,350
7/31/00       $17,545               $20,700        $11,376
8/31/00       $18,559               $21,969        $11,376
9/30/00       $18,724               $22,179        $11,435
10/31/00      $19,175               $22,601        $11,455
11/30/00      $19,467               $22,306        $11,461
12/31/00      $21,324               $24,274        $11,455
1/31/01       $21,682               $24,186        $11,527
2/28/01       $21,550               $24,084        $11,573
3/31/01       $21,155               $23,417        $11,600
4/30/01       $22,209               $24,704        $11,646
5/31/01       $22,981               $25,405        $11,698
6/30/01       $23,027               $25,067        $11,718
7/31/01       $23,498               $24,966        $11,685
8/31/01       $23,348               $24,510        $11,685
9/30/01       $21,304               $22,171        $11,738
10/31/01      $21,624               $22,290        $11,698
11/30/01      $23,104               $23,850        $11,679
12/31/01      $23,983               $24,838        $11,633
1/31/02       $24,518               $25,089        $11,659
2/28/02       $25,130               $25,497        $11,705
3/31/02       $26,385               $26,800        $11,771
4/30/02       $26,706               $26,783        $11,837
5/31/02       $26,521               $26,742        $11,837
6/30/02       $25,578               $25,548        $11,843
7/31/02       $23,934               $23,047        $11,856
8/31/02       $24,274               $23,315        $11,896
9/30/02       $22,096               $20,961        $11,916
10/31/02      $23,137               $21,627        $11,935
11/30/02      $23,885               $22,989        $11,935
12/31/02      $23,445               $22,443        $11,909
1/31/03       $22,537               $21,821        $11,962
2/28/03       $22,098               $21,459        $12,054
3/31/03       $22,068               $21,533        $12,126
4/30/03       $23,914               $23,170        $12,100
5/31/03       $25,027               $25,209        $12,080
6/30/03       $25,066               $25,386        $12,093
7/31/03       $25,974               $26,174        $12,107
8/31/03       $26,297               $27,104        $12,153
9/30/03       $26,140               $26,893        $12,192

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  CLASS R                     9/30/03
---------------------------------------
  1-Year                      +17.91%
---------------------------------------
  Since Inception (1/1/02)     +5.88%
---------------------------------------

CLASS R (1/1/02-9/30/03)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          FRANKLIN RISING
          DIVIDENDS FUND -      RUSSELL MIDCAP
DATE          CLASS R           VALUE INDEX(4)       CPI(4)

12/31/01      $10,000               $10,000        $10,000
1/31/02       $10,230               $10,101        $10,023
2/28/02       $10,488               $10,265        $10,062
3/31/02       $11,015               $10,790        $10,119
4/30/02       $11,152               $10,783        $10,175
5/31/02       $11,083               $10,766        $10,175
6/30/02       $10,690               $10,286        $10,181
7/31/02       $10,007                $9,279        $10,192
8/31/02       $10,152                $9,387        $10,226
9/30/02        $9,249                $8,439        $10,243
10/31/02       $9,690                $8,707        $10,260
11/30/02      $10,002                $9,255        $10,260
12/31/02       $9,823                $9,036        $10,238
1/31/03        $9,448                $8,785        $10,283
2/28/03        $9,265                $8,640        $10,362
3/31/03        $9,261                $8,669        $10,424
4/30/03       $10,039                $9,328        $10,402
5/31/03       $10,512               $10,149        $10,385
6/30/03       $10,533               $10,220        $10,396
7/31/03       $10,916               $10,538        $10,407
8/31/03       $11,059               $10,912        $10,447
9/30/03       $11,046               $10,827        $10,481

10 | Past performance does not guarantee future results. | Annual Report

ENDNOTES


THE FUND MAY INVEST IN STOCKS OF SMALLER-CAPITALIZATION COMPANIES, WHICH CARRY SPECIAL RISKS SUCH AS GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. Source: Standard & Poor's Micropal. The Russell Midcap Value Index is market capitalization-weighted and measures performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.


        Annual Report | Past performance does not guarantee future results. | 11

Franklin Managed Trust

FINANCIAL HIGHLIGHTS

FRANKLIN RISING DIVIDENDS FUND

                                                   ------------------------------------------------------
                                                                  YEAR ENDED SEPTEMBER 30,
                                                   ------------------------------------------------------
CLASS A                                                2003       2002       2001       2000       1999

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............      $22.87     $22.71     $20.02     $21.28     $21.53
                                                   ------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ..............         .16        .13        .18        .16        .15

 Net realized and unrealized gains (losses) ...        4.16        .87       2.70        .40       1.76
                                                   ------------------------------------------------------

Total from investment operations ..............        4.32       1.00       2.88        .56       1.91
                                                   ------------------------------------------------------

Less distributions from:

 Net investment income ........................        (.07)      (.11)      (.19)      (.15)      (.17)

 Net realized gains ...........................        (.09)      (.73)     --         (1.67)     (1.99)
                                                   ------------------------------------------------------

Total distributions ...........................        (.16)      (.84)      (.19)     (1.82)     (2.16)
                                                   ------------------------------------------------------

Net asset value, end of year ..................      $27.03     $22.87     $22.71     $20.02     $21.28
                                                   ------------------------------------------------------


Total return(b) ...............................      18.98%      4.27%     14.40%      2.95%      8.29%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............    $832,195   $502,150   $297,316   $261,571   $363,918

Ratios to average net assets:

 Expenses .....................................       1.37%      1.36%      1.45%      1.58%      1.43%

 Net investment income ........................        .62%       .51%       .78%       .81%       .66%

Portfolio turnover rate .......................       4.23%      5.67%     18.72%     11.91%     14.04%

aBased on average shares outstanding effective year ended September 30, 1999. bTotal return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

12 |  Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

                                                   ------------------------------------------------------
                                                                  YEAR ENDED SEPTEMBER 30,
                                                   ------------------------------------------------------
CLASS B                                                2003       2002       2001       2000       1999(C)

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............      $22.75     $22.62     $19.96     $21.23     $23.54
                                                   ------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ..............         .02         --        .06        .06        .04

 Net realized and unrealized gains (losses) ...        4.14        .88       2.69        .39      (2.24)
                                                   ------------------------------------------------------

Total from investment operations ..............        4.16        .88       2.75        .45      (2.20)
                                                   ------------------------------------------------------

Less distributions from:

 Net investment income ........................        (.01)      (.02)      (.09)      (.05)      (.11)

 Net realized gains ...........................        (.09)      (.73)        --      (1.67)        --
                                                   ------------------------------------------------------

Total distributions ...........................        (.10)      (.75)      (.09)     (1.72)      (.11)
                                                   ------------------------------------------------------

Net asset value, end of year ..................      $26.81     $22.75     $22.62     $19.96     $21.23
                                                   ------------------------------------------------------


Total return(b) ...............................      18.33%      3.78%     13.77%      2.38%    (9.38)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............    $176,837    $45,522     $4,934     $1,684     $1,477

Ratios to average net assets:

 Expenses .....................................       1.92%      1.93%      2.00%      2.13%      1.98%(d)

 Net investment income ........................        .07%     (.06)%       .24%       .27%       .24%(d)

Portfolio turnover rate .......................       4.23%      5.67%     18.72%     11.91%     14.04%


aBased on average shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 1999 (effective date) to September 30, 1999. dAnnualized.


                                                              Annual Report | 13

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

                                                   ------------------------------------------------------
                                                                  YEAR ENDED SEPTEMBER 30,
                                                   ------------------------------------------------------
CLASS C                                                2003       2002       2001       2000       1999

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............      $22.72     $22.60     $19.92     $21.19     $21.45
                                                   ------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ..............         .02        .01        .05        .06        .03

 Net realized and unrealized gains (losses) ...        4.13        .86       2.70        .39       1.75
                                                   ------------------------------------------------------

Total from investment operations ..............        4.15        .87       2.75        .45       1.78
                                                   ------------------------------------------------------

Less distributions from:

 Net investment income ........................        (.01)      (.02)      (.07)      (.05)      (.05)

 Net realized gains ...........................        (.09)      (.73)        --      (1.67)     (1.99)
                                                   ------------------------------------------------------

Total distributions ...........................        (.10)      (.75)      (.07)     (1.72)     (2.04)
                                                   ------------------------------------------------------

Net asset value, end of year ..................      $26.77     $22.72     $22.60     $19.92     $21.19
                                                   ------------------------------------------------------


Total return(b) ...............................      18.30%      3.72%     13.78%      2.38%      7.69%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............    $289,700    $94,734    $32,074    $23,870    $40,544

Ratios to average net assets:

 Expenses .....................................       1.93%      1.85%      1.99%      2.07%      1.98%

 Net investment income ........................        .06%       .02%       .23%       .30%       .11%

Portfolio turnover rate .......................       4.23%      5.67%     18.72%     11.91%     14.04%

aBased on average shares outstanding effective year ended September 30, 1999. bTotal return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.


14 |  Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

                                                  ------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                                  ------------------------
CLASS R                                                2003       2002(D)

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of period ..........      $22.84     $24.67
                                                    ---------------------

Income from investment operations:

 Net investment income (loss)(a) ..............         .14        .11

 Net realized and unrealized gains (losses) ...        4.15      (1.85)
                                                    ---------------------

Total from investment operations ..............        4.29      (1.74)
                                                    ---------------------

Less distributions from:

 Net investment income ........................        (.07)      (.09)

 Net realized gains ...........................        (.09)        --
                                                    ---------------------

Total distributions ...........................        (.16)      (.09)
                                                    ---------------------

Net asset value, end of period ................      $26.97     $22.84
                                                    ---------------------


Total return(b) ...............................      18.91%    (7.10)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $19,464     $1,774

Ratios to average net assets:

 Expenses .....................................       1.43%      1.41%(c)

 Net investment income ........................        .56%       .46%(c)

Portfolio turnover rate .......................       4.23%      5.67%

aBased on average shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized.
dFor the period January 2, 2002 (effective date) to September 30, 2002.


                         Annual Report | See notes to financial statements. | 15

Franklin Managed Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003

------------------------------------------------------------------------------------------------------------
   FRANKLIN RISING DIVIDENDS FUND                                                SHARES          VALUE
------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OTHER EQUITY INTERESTS 96.8%
   COMMERCIAL SERVICES .3%
   ABM Industries Inc. .................................................          306,300   $    4,334,145
                                                                                            ----------------

   CONSUMER DURABLES 3.7%
   Leggett & Platt Inc. ................................................        1,008,100       21,805,203
   Russ Berrie & Co. Inc. ..............................................          793,400       26,729,646
                                                                                            ----------------
                                                                                                48,534,849
                                                                                            ----------------

   CONSUMER NON-DURABLES 10.0%
   Alberto-Culver Co., A ...............................................          836,300       47,995,257
   Altria Group Inc. ...................................................           81,500        3,569,700
   Lancaster Colony Corp. ..............................................          487,900       19,403,783
   Procter & Gamble Co. ................................................          536,700       49,816,494
   Superior Uniform Group Inc. .........................................          260,900        3,584,766
   Universal Corp. .....................................................          177,600        7,482,288
                                                                                            ----------------
                                                                                               131,852,288
                                                                                            ----------------

   ELECTRONIC TECHNOLOGY 2.3%
   Cohu Inc. ...........................................................          284,400        5,562,864
   Diebold Inc. ........................................................          502,000       25,426,300
                                                                                            ----------------
                                                                                                30,989,164
                                                                                            ----------------

   ENERGY MINERALS .3%
   Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) ..................           89,700        3,964,740
                                                                                            ----------------

   FINANCE 34.3%
   AFLAC Inc. ..........................................................        1,171,600       37,842,680
   American International Group Inc. ...................................          915,177       52,805,713
   Arthur J. Gallagher & Co. ...........................................        1,137,000       32,154,360
   Erie Indemnity Co. ..................................................          570,200       22,180,780
   Fannie Mae ..........................................................          827,800       58,111,560
   Mercantile Bankshares Corp. .........................................          576,950       23,078,000
   Mercury General Corp. ...............................................          425,100       19,035,978
   National Commerce Financial Corp. ...................................        1,882,300       46,831,624
   Old Republic International Corp. ....................................        1,604,700       53,099,523
   Peoples Bancorp Inc. ................................................          186,375        4,987,395
   RLI Corp. ...........................................................          551,524       18,156,170
   State Street Corp. ..................................................          269,200       12,114,000
   TrustCo Bank Corp. NY ...............................................          678,121        8,381,576
   U.S. Bancorp ........................................................          136,903        3,284,303
   Washington Mutual Inc. ..............................................        1,408,050       55,434,928
   Wilmington Trust Corp. ..............................................          139,400        4,287,944
                                                                                            ----------------
                                                                                               451,786,534
                                                                                            ----------------

   HEALTH TECHNOLOGY 11.7%
   Becton, Dickinson & Co. .............................................          654,700       23,647,764
   Hillenbrand Industries Inc. .........................................          891,600       50,304,072
   Pfizer Inc. .........................................................        1,723,000       52,344,740
(a)West Pharmaceutical Services Inc. ...................................          904,800       28,329,288
                                                                                            ----------------
                                                                                               154,625,864
                                                                                            ----------------

16 | Annual Report

Franklin Managed Trust

------------------------------------------------------------------------------------------------------------
   FRANKLIN RISING DIVIDENDS FUND                                                SHARES          VALUE
------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
   NON-ENERGY MINERALS 2.9%
   Nucor Corp. .........................................................          841,100   $   38,589,668
                                                                                            ----------------

   PROCESS INDUSTRIES 5.1%
   Bemis Co. Inc. ......................................................          284,300       12,594,490
   Donaldson Co. Inc. ..................................................          305,600       16,471,840
   Myers Industries Inc. ...............................................        1,011,030       10,120,410
   Praxair Inc. ........................................................          442,500       27,412,875
                                                                                            ----------------
                                                                                                66,599,615
                                                                                            ----------------

   PRODUCER MANUFACTURING 18.2%
   Baldor Electric Co. .................................................          144,666        3,053,899
   Brady Corp., A ......................................................          200,600        6,381,086
   Carlisle Cos. Inc. ..................................................          641,000       27,960,420
   CIRCOR International Inc. ...........................................          220,300        4,229,760
   Dover Corp. .........................................................          457,400       16,178,238
   General Electric Co. ................................................        1,670,800       49,806,548
   Graco Inc. ..........................................................          627,425       23,559,809
   Kaydon Corp. ........................................................          293,800        6,974,812
   Roper Industries Inc. ...............................................          872,300       37,988,665
   Superior Industries International Inc. ..............................        1,099,500       44,584,725
   Teleflex Inc. .......................................................          434,000       18,848,620
                                                                                            ----------------
                                                                                               239,566,582
                                                                                            ----------------

   RETAIL TRADE 4.8%
   Family Dollar Stores Inc. ...........................................        1,259,600       50,245,444
   Fresh Brands Inc. ...................................................          184,900        2,523,885
   Limited Brands Inc. .................................................          666,410       10,049,463
                                                                                            ----------------
                                                                                                62,818,792
                                                                                            ----------------

   TECHNOLOGY SERVICES 3.2%
   Reynolds & Reynolds Co., A ..........................................        1,548,800       42,669,440
                                                                                            ----------------
   TOTAL COMMON STOCKS  AND OTHER EQUITY INTERESTS (COST $1,089,756,027)                     1,276,331,681
                                                                                            ----------------

   SHORT TERM INVESTMENTS (COST $40,460,711) 3.1%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio .......       40,460,711       40,460,711
                                                                                            ----------------

   TOTAL INVESTMENTS (COST $1,130,216,738) 99.9% .......................                     1,316,792,392
   OTHER ASSETS, LESS LIABILITIES .1% ..................................                         1,403,062
                                                                                            ----------------

   NET ASSETS 100.0% ...................................................                    $1,318,195,454
                                                                                            ----------------

aSee note 6 regarding Holdings of 5% Voting Securities.
bSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


                         Annual Report | See notes to financial statements. | 17

Franklin Managed Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2003

                                             -----------------
                                              FRANKLIN RISING
                                              DIVIDENDS FUND
                                             -----------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .............   $1,105,491,439
  Cost - Non-controlled affiliate issuers .       24,725,299
                                              ----------------
  Value - Unaffiliated issuers ............    1,288,463,104
  Value - Non-controlled affiliate issuers        28,329,288
 Receivables:
  Capital shares sold .....................        8,863,069
  Dividends and interest ..................        1,676,086
                                              ----------------
       Total assets .......................    1,327,331,547
                                              ----------------
Liabilities:
 Payables:
  Investment securities purchased .........        4,472,814
  Capital shares redeemed .................        2,113,551
  Affiliates ..............................        2,170,572
  Shareholders ............................          253,432
 Other liabilities ........................          125,724
                                              ----------------
      Total liabilities ...................        9,136,093
                                              ----------------
Net assets, at value ......................   $1,318,195,454
                                              ----------------
Net assets consist of:
 Undistributed net investment income ......   $    3,190,399
 Net unrealized appreciation (depreciation)      186,575,654
 Accumulated net realized gain (loss) .....          928,938
 Capital shares ...........................    1,127,500,463
                                              ----------------
Net assets, at value ......................   $1,318,195,454
                                              ----------------


18 |  Annual Report

Franklin Managed Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2003


                                                                             -----------------
                                                                              FRANKLIN RISING
                                                                               DIVIDENDS FUND
                                                                             -----------------
CLASS A:
 Net assets, at value ......................................................   $832,194,707
                                                                               --------------
 Shares outstanding ........................................................     30,783,056
                                                                               --------------
 Net asset value per sharea ................................................         $27.03
                                                                               --------------
 Maximum offering price per share (Net asset value per share / 94.25%) .....         $28.68
                                                                               --------------
CLASS B:
 Net assets, at value ......................................................   $176,836,566
                                                                               --------------
 Shares outstanding ........................................................      6,595,825
                                                                               --------------
 Net asset value and maximum offering price per sharea .....................         $26.81
                                                                               --------------
CLASS C:
 Net assets, at value ......................................................   $289,700,124
                                                                               --------------
 Shares outstanding ........................................................     10,823,492
                                                                               --------------
 Net asset value per sharea ................................................         $26.77
                                                                               --------------
 Maximum offering price per share (Net asset value per share / 99%) ........         $27.04
                                                                               --------------
CLASS R:
 Net assets, at value ......................................................   $ 19,464,057
                                                                               --------------
 Shares outstanding ........................................................        721,563
                                                                               --------------
 Net asset value and maximum offering price per sharea .....................         $26.97
                                                                               --------------

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.


                         Annual Report | See notes to financial statements. | 19

Franklin Managed Trust

STATEMENT OF OPERATIONS
for the year ended September 30, 2003


                                                                        ---------------
                                                                        FRANKLIN RISING
                                                                        DIVIDENDS FUND
                                                                        ---------------
Investment income:
 Dividends:
  Unaffiliated issers ................................................   $ 17,964,799
  Non-controlled affiliated issuers ..................................        718,720
                                                                         --------------
      Total investment income ........................................     18,683,519
                                                                         --------------
Expenses:
 Management fees (Note 3) ............................................      6,275,642
 Distribution fees (Note 3)
  Class A ............................................................      2,806,448
  Class B ............................................................      1,050,250
  Class C ............................................................      1,824,893
  Class R ............................................................         59,396
 Transfer agent fees (Note 3) ........................................      1,882,861
 Accounting fees (Note 3) ............................................         67,066
 Custodian fees ......................................................          9,834
 Reports to shareholders .............................................        147,989
 Registration and filing fees ........................................        168,967
 Professional fees ...................................................         62,966
 Directors' fees and expenses ........................................         31,794
 Other ...............................................................         46,428
                                                                         --------------
      Total expenses .................................................     14,434,534
                                                                         --------------
        Net investment income ........................................      4,248,985
                                                                         --------------
Realized and unrealized gains (losses):
Net realized gain (loss) from:
  Investments ........................................................      2,505,213
  Foreign currency transactions ......................................            876
                                                                         ------------
      Net realized gain (loss) .......................................      2,506,089
Net unrealized appreciation (depreciation) on investments ............    150,411,443
                                                                         ------------
Net realized and unrealized gain (loss) ..............................    152,917,532
                                                                         --------------
Net increase (decrease) in net assets resulting from operations ......   $157,166,517
                                                                         --------------


20 | See notes to financial statements. | Annual Report

Franklin Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended September 30, 2003 and 2002


                                                                              --------------------------------------
                                                                                  FRANKLIN RISING DIVIDENDS FUND
                                                                              --------------------------------------
                                                                                      2003              2002
                                                                              --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..............................................   $     4,248,985    $     2,244,522
  Net realized gain (loss) from investments and foreign currency transactions         2,506,089          3,733,720
  Net unrealized appreciation (depreciation) on investments .................       150,411,443        (33,737,205)
                                                                                ------------------------------------
      Net increase (decrease) in net assets resulting from operations .......       157,166,517        (27,758,963)
Distributions to shareholders from:
 Net investment income:
  Class A ...................................................................        (1,586,483)        (1,870,570)
  Class B ...................................................................           (35,548)            (5,997)
  Class C ...................................................................           (58,587)           (28,958)
  Class R ...................................................................           (19,592)            (3,601)
 Net realized gains:
  Class A ...................................................................        (2,092,455)        (9,699,747)
  Class B ...................................................................          (245,781)          (189,972)
  Class C ...................................................................          (462,944)        (1,121,855)
  Class R ...................................................................           (23,150)              --
                                                                                ------------------------------------
 Total distributions to shareholders ........................................        (4,524,540)       (12,920,700)
Capital share transactions: (Note 2)
  Class A ...................................................................       226,119,921        231,771,186
  Class B ...................................................................       113,822,110         45,943,976
  Class C ...................................................................       165,642,842         70,791,354
  Class R ...................................................................        15,787,912          2,029,260
                                                                                ------------------------------------
Total capital share transactions ............................................       521,372,785        350,535,776
      Net increase (decrease) in net assets .................................       674,014,762        309,856,113
Net assets:
 Beginning of year ..........................................................       644,180,692        334,324,579
                                                                                ------------------------------------
 End of year ................................................................   $ 1,318,195,454    $   644,180,692
                                                                                ------------------------------------
Undistributed net investment income included in net assets:
 End of year ................................................................   $     3,190,399    $       640,966
                                                                                ------------------------------------


                         Annual Report | See notes to financial statements. | 21

Franklin Managed Trust

NOTES TO FINANCIAL STATEMENTS

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund). The Fund seeks to provide growth and income.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


22 |  Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Class R. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At September 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                      ----------------------------------------------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                      ----------------------------------------------------------------
                                                 2003                              2002
                                      ----------------------------------------------------------------
                                         SHARES          AMOUNT           SHARES           AMOUNT
                                      ----------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................      16,950,150    $ 423,590,362       13,615,697    $ 352,391,850
 Shares issued on reinvestment of
   distributions ................         130,077        3,208,995          418,764        9,986,138
 Shares redeemed ................      (8,258,155)    (200,679,436)      (5,165,000)    (130,606,802)
                                      ----------------------------------------------------------------
 Net increase ...................       8,822,072    $ 226,119,921        8,869,461    $ 231,771,186
                                      ----------------------------------------------------------------
CLASS B SHARES:
 Shares sold ....................       5,212,913    $ 128,837,999        1,986,484    $  50,990,326
 Shares issued on reinvestment of
   distributions ................          10,097          248,202            7,328          173,004
 Shares redeemed ................        (628,597)     (15,264,091)        (210,499)      (5,219,354)
                                      ----------------------------------------------------------------
 Net increase ...................       4,594,413    $ 113,822,110        1,783,313    $  45,943,976
                                      ----------------------------------------------------------------
CLASS C SHARES:
 Shares sold ....................       7,976,909    $ 197,839,477        3,386,665    $  86,464,439
 Shares issued on reinvestment of
   distributions ................          18,855          462,902           45,202        1,065,878
 Shares redeemed ................      (1,341,870)     (32,659,537)        (681,573)     (16,738,963)
                                      ----------------------------------------------------------------
 Net increase ...................       6,653,894    $ 165,642,842        2,750,294    $  70,791,354
                                      ----------------------------------------------------------------

                                                              Annual Report | 23

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                      ----------------------------------------------------------------
                                                 2003                              2002
                                      ----------------------------------------------------------------
                                         SHARES          AMOUNT           SHARES           AMOUNT
                                      ----------------------------------------------------------------
CLASS R SHARES:
 Shares sold ....................        757,073      $ 18,572,440           86,769     $  2,259,244
 Shares issued on reinvestment of
   distributions ................          1,564            38,502              139            3,560
 Shares redeemed ................       (114,756)       (2,823,030)          (9,226)        (233,544)
                                      ----------------------------------------------------------------
 Net increase ...................        643,881      $ 15,787,912           77,682     $  2,029,260
                                      ----------------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisory Services, LLC (Advisory Services), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, LLC (FT Services), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter, administrative manager, and transfer agent, respectively.

The Fund pays an investment management fee to Advisory Services based on the average net assets of the Fund as follows:

--------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------
        .750%           First $500 million
        .625%           Over $500 million, up to and including $1 billion
        .500%           In excess of $1 billion

The Fund also pays accounting fees to Advisory Services.

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .50%, 1.00%, 1.00% and .50% per year of its average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $5,749,267 and $243,587, respectively.

The Fund paid transfer agent fees of $1,882,861 of which $1,216,274 was paid to Investor Services.


24 |  Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND


4. INCOME TAXES

At September 30, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ....................................    $1,131,167,293
                                                            ----------------
Unrealized appreciation ................................       194,061,509
Unrealized depreciation ................................        (8,436,410)
                                                            ----------------
Net unrealized appreciation (depreciation) .............    $  185,625,099
                                                            ----------------

Undistributed ordinary income ..........................        $3,190,399
Undistributed long term capital gains ..................         1,879,493
                                                            ----------------
Distributable earnings .................................        $5,069,892
                                                            ----------------

The tax character of distributions paid during the years ended September 30, 2003 and 2002, was as follows:

                                           ------------------------
                                               2003        2002
                                           ------------------------
Distributions paid from:
 Ordinary income .....................     $1,700,210   $ 1,952,954
 Long term capital gain ..............      2,824,330    11,530,297
                                           --------------------------
                                           $4,524,540   $13,483,251
                                           --------------------------

Net realized gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2003, aggregated $538,325,074 and $38,284,510 respectively.


                                                              Annual Report | 25

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND


6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at September 30, 2003 were as shown below.

---------------------------------------------------------------------------------------------------------------
                                                                                          INVESTMENT REALIZED
                                  NUMBER OF                         NUMBER OF               INCOME    CAPITAL
                                 SHARES HELD     GROSS      GROSS  SHARES HELD   VALUE     10/01/02-  GAINS/
  NAME OF ISSUER                   9/30/02     ADDITIONS REDUCTIONS  9/30/03    9/30/03     9/30/03   LOSSES
---------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
West Pharmaceutical
 Services Inc. ................     879,200      25,600      --      904,800  $28,329,288   $718,720       --
                                                                              ---------------------------------
TOTAL NON-CONTROLLED AFFILIATES                                               $28,329,288   $718,720       --
                                                                              ---------------------------------


7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the advisor). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $383,187 of dividend income from investment in the Sweep Money Fund for the period ended September 30, 2003.


26 |  Annual Report

Franklin Managed Trust

INDEPENDENT AUDITORS' REPORT

FRANKLIN RISING DIVIDENDS FUND

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FRANKLIN MANAGED TRUST

We have audited the accompanying statement of assets and liabilities of the Franklin Rising Dividends Fund, a series of shares of Franklin Managed Trust, including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. Where brokers have not responded to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Franklin Rising Dividends Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
October 30, 2003


                                                              Annual Report | 27

Franklin Managed Trust

TAX DESIGNATION (UNAUDITED)

FRANKLIN RISING DIVIDENDS FUND

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2003.

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $14,705,161 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended September 30, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual tax returns.

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $2,022,156 as a capital gain dividend for the fiscal year ended September 30, 2003.


28 |  Annual Report

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK T. CROHN (79)           Trustee        Since 1986       5                          Director, Unity Mutual Life Insurance
 One Franklin Parkway                                                                     Company.
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Eastport Lobster & Fish Company; and FORMERLY, Chief Executive Officer and Chairman, Financial Benefit Life Insurance
 Company (insurance and annuities) (until 1996); Chief Executive Officer National Benefit Life Insurance Co. (insurance)
 (1963-1982); and Director, AmVestors Financial Corporation (until 1997).
------------------------------------------------------------------------------------------------------------------------------------
 BURTON J. GREENWALD (73)      Trustee        Since 2001       12                         Director, Fiduciary Emerging Markets Bond
 One Franklin Parkway                                                                     Fund PLC and Fiduciary International
 San Mateo, CA 94403-1906                                                                 Ireland Limited.
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Managing Director, B.J. Greenwald Associates, management consultants to the financial services industry.
------------------------------------------------------------------------------------------------------------------------------------
 CHARLES RUBENS II (73)        Trustee        Since 1986       12                         None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Private investor.
------------------------------------------------------------------------------------------------------------------------------------
 LEONARD RUBIN (77)            Trustee        Since 1986       12                         None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Partner in LDR Equities, LLC (manages personal investments); and FORMERLY, President, F.N.C. Textiles, Inc.; and Chairman of the
 Board, Carolace Embroidery Co., Inc. (until 1996).
------------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 29

--------------------------------------------------------------------------------
INTERESTED BOARD MEMBERS AND OFFICERS


------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **WILLIAM J. LIPPMAN (78)     Trustee,       Trustee and      18                         None
 One Parker Plaza, 9th Floor   President and  President since
 Fort Lee, NJ 07024            Chief          1986 and Chief
                               Executive      Executive
                               Officer-       Officer-
                               Investment     Investment
                               Management     Management
                                              since 2002
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Private Client Group, Inc.; President, Franklin Advisory Services, LLC.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of two of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)          Vice           Since 1991       Not Applicable             None
 One Franklin Parkway          President
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)       Vice           Since 1995       Not Applicable             None
 One Franklin Parkway          President
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
 Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
 Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
 Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
 Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (56)         Senior Vice    Since 2002       Not Applicable             None
 500 East Broward Blvd.        President and
 Suite 2100                    Chief
 Fort Lauderdale, FL           Executive
 33394-3091                    Officer-
                               Finance and
                               Administration
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


30 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)            Vice           Since 2000       Not Applicable             None
 One Franklin Parkway          President
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
 officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
 Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)         Vice           Since 2000       Not Applicable             None
 One Franklin Parkway          President
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide,
 Inc.; Secretary, Franklin Mutual Advisers, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management,
 Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
 Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
 (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 RUPERT H. JOHNSON, JR. (63)   Vice           Since 1991       Not Applicable             None
 One Franklin Parkway          President
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)        Vice           Since 2002       Not Applicable             Director, FTI Banque, Arch Chemicals, Inc.
 600 Fifth Avenue              President -                                                and Lingnan Foundation
 Rockefeller Center            AML
 New York, NY 10048-0772       Compliance
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)  Treasurer and  Treasurer since  Not Applicable             None
 One Franklin Parkway          Chief          2000 and Chief
 San Mateo, CA 94403-1906      Financial      Financial
                               Officer        Officer since
                                              2002
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 31

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)        Vice           Since 2000       Not Applicable             None
 One Franklin Parkway          President and
 San Mateo, CA 94403-1906      Secretary
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
 Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
** William J. Lippman is considered an interested person of the Trust under the federal securities laws due to his position as an officer of some of the subsidiaries of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK T. CROHN AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. CROHN, WHO CURRENTLY IS A DIRECTOR OF VARIOUS COMPANIES AND CHAIRS THE FUND'S AUDIT COMMITTEE, QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS BUSINESS BACKGROUND AND EXPERIENCE, WHICH INCLUDES SERVICE AS CHIEF EXECUTIVE OFFICER OF NATIONAL BENEFIT LIFE INSURANCE COMPANY (1963-1982), CHIEF EXECUTIVE OFFICER OF FINANCIAL BENEFIT LIFE INSURANCE COMPANY (1982-1996), AND SERVICE AS A DIRECTOR OF AMVESTORS FINANCIAL CORPORATION UNTIL 1997. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. CROHN HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. CROHN IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


32 |  Annual Report

Franklin Managed Trust

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.


                                                             Annual Report  | 33

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

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

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

Literature Request


For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II (1)

VALUE
Franklin Balance Sheet Investment Fund (2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund (3)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund (4)

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund (5,6)
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust (7)
Franklin Income Fund
Franklin Money Fund (5,6)
Franklin Short-Intermediate
  U.S. Government Securities Fund (5)
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund (5)
Templeton Global Bond Fund

TAX-FREE INCOME (8)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund (9)
Tax-Exempt Money Fund (5,6)

STATE-SPECIFIC TAX-FREE INCOME (8)
Alabama
Arizona
California (10)
Colorado
Connecticut
Florida (10)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts (9)
Michigan (9)
Minnesota (9)
Missouri
New Jersey
New York (10)
North Carolina
Ohio (9)
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust (11)


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. Effective June 30, 2003, the fund reopened to all new investors.
4. Upon reaching approximately $350 million in assets, the fund will close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/03                                              Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN RISING DIVIDENDS FUND


INVESTMENT MANAGER

Franklin Advisory Services, LLC
One Parker Plaza
Ninth Floor
Fort Lee, NJ 07024

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Rising Dividends Fund prospectus, which contains more complete information including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


158 A2003 11/03




Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 10(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert if Frank T. Crohn and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A
Item 5. Audit Committee of Listed Registrants.  N/A
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 9. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 10. Exhibits.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(B(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    November 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    November 28, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    November 28, 2003